CONDENSED STATEMENT OF STOCKHOLDERS' (DEFICIT) EQUITY (USD $)	12 Months Ended								101 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2013
Issuance of common shares	$ 22,277,098
Stock based compensation for services	1,456,776	722,811	707,284	249,286	647,448	1,131,218	88,300	9,700
Issuance of common shares pursuant to placement agent agreement		43,500
Warrants issued for services						480,400
Note discount arising from note conversion						475,391
Warrants issued in connection with convertible preferred units issued in private placement				(3,340,421)
Warrants issued in connection with note conversion						348,000
Reverse merger transaction - elimination of accumulated deficit						(120,648)
Reverse merger transaction -previously issued Laurier common stock						120,648
Warrants issues to placement agents in connection with private placement				464,720
Conversion of notes payable upon closing of private placement			0
Issuance of stock dividend in connection with conversion of preferred stock			0
Grant of restricted shares			115,168
Stock option exercise (in shares)	0
Stock option exercise			6,480		2,600
Issuance of common shares in lieu of liquidated damages	913,510
Net loss	(39,656,975)	(14,387,782)	(7,909,113)	(4,023,026)	(6,936,705)	(12,913,566)	(3,359,697)	(370,893)	(89,557,757)
Ending Balance	(12,883,326)	(12,265,832)	1,355,639	8,435,820	1,575,751	7,862,408	(3,627,590)	(356,193)	(12,883,326)
Series C Warrant
Warrants issued for services	5,233,844
Founders
Issuance of common shares								5,000
Private Placement
Issuance of common shares	9,158,253					17,690,037
Convertible preferred units issued in private placement, net of issuance costs of $1,299,770				13,509,510
Notes Payable
Conversion of notes payable upon closing of private placement						4,278,518
PREFERRED STOCK
Issuance of common shares (in share)	0
Issuance of common shares	0
Stock based compensation for services	0	0	0	0	0	0	0	0
Issuance of common shares pursuant to placement agent agreement (in shares)		0
Issuance of common shares pursuant to placement agent agreement		0
Warrants issued for services						0
Note discount arising from note conversion						0
Warrants issued in connection with convertible preferred units issued in private placement				0
Warrants issued in connection with note conversion						0
Reverse merger transaction - elimination of accumulated deficit						0
Reverse merger transaction -previously issued Laurier common stock (in shares)						0
Reverse merger transaction -previously issued Laurier common stock						0
Warrants issues to placement agents in connection with private placement				0
Issuance of stock dividend in connection with conversion of preferred stock (in shares)			0
Issuance of stock dividend in connection with conversion of preferred stock			0
Grant of restricted shares (in shares)			0
Grant of restricted shares			0
Stock option exercise (in shares)			0		0
Stock option exercise			0		0
Issuance of common shares in lieu of liquidated damages (in shares)	0
Issuance of common shares in lieu of liquidated damages	0
Net loss	0	0	0	0			0	0
Ending Balance (in shares)	0	0	0	1,909,250	0	0	0	0	0
Ending Balance	0	0	0	1,527	0	0	0	0	0
PREFERRED STOCK | Series C Warrant
Warrants issued for services	0
PREFERRED STOCK | Founders
Issuance of common shares (in share)								0
Issuance of common shares								0
PREFERRED STOCK | Private Placement
Issuance of common shares (in share)	0					0
Issuance of common shares	0					0
Convertible preferred units issued in private placement, net of issuance costs of $1,299,770 (in share)				1,909,250
Convertible preferred units issued in private placement, net of issuance costs of $1,299,770				1,527
PREFERRED STOCK | Notes Payable
Conversion of notes payable upon closing of private placement (in share)						0
Conversion of notes payable upon closing of private placement						0
PREFERRED STOCK | PREFERRED
Conversion of notes payable upon closing of private placement (in share)			(1,909,250)
Conversion of notes payable upon closing of private placement			(1,527)
COMMON STOCK
Issuance of common shares (in share)	7,030,753
Issuance of common shares	708
Stock based compensation for services	0	0	0	0	0	0	0	0
Issuance of common shares pursuant to placement agent agreement (in shares)		7,500
Issuance of common shares pursuant to placement agent agreement		6
Warrants issued for services						0
Note discount arising from note conversion						0
Warrants issued in connection with convertible preferred units issued in private placement				0
Warrants issued in connection with note conversion						0
Reverse merger transaction - elimination of accumulated deficit						0
Reverse merger transaction -previously issued Laurier common stock (in shares)						137,525
Reverse merger transaction -previously issued Laurier common stock						110
Warrants issues to placement agents in connection with private placement				0
Issuance of stock dividend in connection with conversion of preferred stock (in shares)			39,884
Issuance of stock dividend in connection with conversion of preferred stock			32
Grant of restricted shares (in shares)			31,250
Grant of restricted shares			0
Stock option exercise (in shares)			6,231		2,500
Stock option exercise			5		2
Issuance of common shares in lieu of liquidated damages (in shares)	380,606
Issuance of common shares in lieu of liquidated damages	305
Net loss	0	0	0	0			0	0
Ending Balance (in shares)	20,370,331	4,545,618	4,538,118	2,551,503	2,551,503	2,549,003	1,246,100	1,246,100	20,370,331
Ending Balance	5,465	3,611	3,605	2,041	2,041	2,039	997	997	5,465
COMMON STOCK | Series C Warrant
Warrants issued for services	0
COMMON STOCK | Founders
Issuance of common shares (in share)								1,246,100
Issuance of common shares								997
COMMON STOCK | Private Placement
Issuance of common shares (in share)	8,413,354					920,086
Issuance of common shares	841					736
Convertible preferred units issued in private placement, net of issuance costs of $1,299,770 (in share)				0
Convertible preferred units issued in private placement, net of issuance costs of $1,299,770				0
COMMON STOCK | Notes Payable
Conversion of notes payable upon closing of private placement (in share)						245,292
Conversion of notes payable upon closing of private placement						196
COMMON STOCK | PREFERRED
Conversion of notes payable upon closing of private placement (in share)			1,909,250
Conversion of notes payable upon closing of private placement			1,527
Additional paid-in capital
Issuance of common shares	22,276,390
Stock based compensation for services	1,456,776	722,811	707,284	249,286	647,448	1,131,218	88,300	9,700
Issuance of common shares pursuant to placement agent agreement		43,494
Warrants issued for services						480,400
Note discount arising from note conversion						475,391
Warrants issued in connection with convertible preferred units issued in private placement				(3,340,421)
Warrants issued in connection with note conversion						348,000
Reverse merger transaction - elimination of accumulated deficit						(120,648)
Reverse merger transaction -previously issued Laurier common stock						120,538
Warrants issues to placement agents in connection with private placement				464,720
Issuance of stock dividend in connection with conversion of preferred stock			(32)
Grant of restricted shares			115,168
Stock option exercise			6,475		2,598
Issuance of common shares in lieu of liquidated damages	913,205
Net loss	0	0	0	0			0	0
Ending Balance	76,668,966	37,631,339	36,865,034	36,036,139	25,154,571	24,504,525	102,003	13,703	76,668,966
Additional paid-in capital | Series C Warrant
Warrants issued for services	5,233,844
Additional paid-in capital | Founders
Issuance of common shares								4,003
Additional paid-in capital | Private Placement
Issuance of common shares	9,157,412					17,689,301
Convertible preferred units issued in private placement, net of issuance costs of $1,299,770				13,507,983
Additional paid-in capital | Notes Payable
Conversion of notes payable upon closing of private placement						4,278,322
Additional paid-in capital | PREFERRED
Conversion of notes payable upon closing of private placement			0
Deficit accumulated during the development stage
Issuance of common shares	0
Stock based compensation for services	0	0	0	0	0	0	0	0
Issuance of common shares pursuant to placement agent agreement		0
Warrants issued for services						0
Note discount arising from note conversion						0
Warrants issued in connection with convertible preferred units issued in private placement				0
Warrants issued in connection with note conversion						0
Reverse merger transaction - elimination of accumulated deficit						0
Reverse merger transaction -previously issued Laurier common stock						0
Warrants issues to placement agents in connection with private placement				0
Issuance of stock dividend in connection with conversion of preferred stock			0
Grant of restricted shares			0
Stock option exercise			0		0
Issuance of common shares in lieu of liquidated damages	0
Net loss	(39,656,975)	(14,387,782)	(7,909,113)	(4,023,026)	(6,936,705)	(12,913,566)	(3,359,697)	(370,893)
Ending Balance	(89,557,757)	(49,900,782)	(35,513,000)	(27,603,887)	(23,580,861)	(16,644,156)	(3,730,590)	(370,893)	(89,557,757)
Deficit accumulated during the development stage | Series C Warrant
Warrants issued for services	0
Deficit accumulated during the development stage | Founders
Issuance of common shares								0
Deficit accumulated during the development stage | Private Placement
Issuance of common shares	0					0
Convertible preferred units issued in private placement, net of issuance costs of $1,299,770				0
Deficit accumulated during the development stage | Notes Payable
Conversion of notes payable upon closing of private placement						0
Deficit accumulated during the development stage | PREFERRED
Conversion of notes payable upon closing of private placement			$ 0